Fair Value Measurements - Fair Value Measurement on Company's Assets and Liabilities (Detail) - USD ($) $ in Thousands	Sep. 30, 2021	Sep. 30, 2020
Available-for-sale securities:
Fair value, Measured on recurring basis, Investments	$ 465,553	$ 559,385
Money Market Funds [Member]
Available-for-sale securities:
Fair value, Measured on recurring basis, Investments	209,026	558,633
Corporate Bonds [Member]
Available-for-sale securities:
Fair value, Measured on recurring basis, Investments	190,437	752
U.S. Government Treasuries [Member]
Available-for-sale securities:
Fair value, Measured on recurring basis, Investments	54,752
Asset Backed Obligations [Member]
Available-for-sale securities:
Fair value, Measured on recurring basis, Investments	3,885
Supranational and Sovereign Debt [Member]
Available-for-sale securities:
Fair value, Measured on recurring basis, Investments	7,453
Recurring [Member]
Available-for-sale securities:
Fair value, Measured on recurring basis, Investments	465,553	559,385
Equity Investments	37,581	24,211
Derivative financial instruments, net	10,979	20,636
Other liabilities	(51,590)	(19,641)
Total	462,523	584,591
Recurring [Member] | Money Market Funds [Member]
Available-for-sale securities:
Fair value, Measured on recurring basis, Investments	209,026	558,633
Recurring [Member] | Corporate Bonds [Member]
Available-for-sale securities:
Fair value, Measured on recurring basis, Investments	190,437	752
Recurring [Member] | U.S. Government Treasuries [Member]
Available-for-sale securities:
Fair value, Measured on recurring basis, Investments	54,752
Recurring [Member] | Asset Backed Obligations [Member]
Available-for-sale securities:
Fair value, Measured on recurring basis, Investments	3,885
Recurring [Member] | Supranational and Sovereign Debt [Member]
Available-for-sale securities:
Fair value, Measured on recurring basis, Investments	7,453
Level 1 [Member] | Recurring [Member]
Available-for-sale securities:
Fair value, Measured on recurring basis, Investments	263,778	558,633
Total	263,778	558,633
Level 1 [Member] | Recurring [Member] | Money Market Funds [Member]
Available-for-sale securities:
Fair value, Measured on recurring basis, Investments	209,026	558,633
Level 1 [Member] | Recurring [Member] | U.S. Government Treasuries [Member]
Available-for-sale securities:
Fair value, Measured on recurring basis, Investments	54,752
Level 2 [Member] | Recurring [Member]
Available-for-sale securities:
Fair value, Measured on recurring basis, Investments	201,775	752
Derivative financial instruments, net	10,979	20,636
Total	212,754	21,388
Level 2 [Member] | Recurring [Member] | Corporate Bonds [Member]
Available-for-sale securities:
Fair value, Measured on recurring basis, Investments	190,437	752
Level 2 [Member] | Recurring [Member] | Asset Backed Obligations [Member]
Available-for-sale securities:
Fair value, Measured on recurring basis, Investments	3,885
Level 2 [Member] | Recurring [Member] | Supranational and Sovereign Debt [Member]
Available-for-sale securities:
Fair value, Measured on recurring basis, Investments	7,453
Level 3 [Member] | Recurring [Member]
Available-for-sale securities:
Equity Investments	37,581	24,211
Other liabilities	(51,590)	(19,641)
Total	$ (14,009)	$ 4,570